Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues				$ 10	$ 217
Operating expenses
General and administration expenses	509,566	229,786	960,253	595,375	1,132,785	964,747
Research and development	76,056	71,562	150,290	71,562	165,621	411,014
Total operating expenses	585,622	301,348	1,110,543	666,937	1,298,406	1,375,761
Net loss from operations	(585,622)	(301,348)	(1,110,543)	(666,927)	(1,298,189)	(1,375,761)
Other income (expense)
Interest income	2,000		4,000
Other income			2,333
Inducement expense				(520,000)	(1,004,574)	(517,454)
Finance expense				(677,130)	(677,130)
Interest expense	(6,205)	(14,162)	(26,560)	(21,797)	(56,794)	(15,714)
Loss on extinguishment of debt	(117,217)		(117,217)
Change in fair value of derivative liability	172,729		172,729
Amortization of debt discount	(115,129)	(7,000)	(115,129)	(15,000)	(15,000)	(469,514)
Total other expense	(63,822)	(21,162)	(79,844)	(1,233,927)	(1,753,498)	(1,002,682)
Net loss before taxes	(649,444)	(322,510)	(1,190,387)	(1,900,854)	(3,051,687)	(2,378,443)
Income tax benefit
Loss from continuing operations	(649,444)	(322,510)	(1,190,387)	(1,900,854)	(3,051,687)	(2,378,443)
Loss from discontinued operation, net of tax		(41,681)		(74,217)	34,803	(78,107)
Net loss	$ (649,444)	$ (364,191)	$ (1,190,387)	$ (1,975,071)	$ (3,016,884)	$ (2,456,550)
Basic loss from continuing operations per common share (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Diluted loss from continuing operations per common share (in Dollars per share)	0	0	(0.01)	(0.01)	(0.02)	(0.01)
Basic income from discontinued operations per common share (in Dollars per share)		0		0	0	0
Diluted income from discontinued operations per common share (in Dollars per share)		0		0	0	0
Basic loss per common share (in Dollars per share)	0	0	(0.01)	(0.01)	(0.02)	(0.01)
Diluted loss per common share (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding, basic (in Shares)	161,569,807	159,003,599	161,377,094	157,224,535	158,606,794	286,563,789
Weighted average number of common shares outstanding, diluted (in Shares)	161,569,807	159,003,599	161,377,094	157,224,535	158,606,794	286,563,789